Regulatory Capital and Restrictions	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements [Abstract]
Regulatory Capital And Restrictions

Note 13 – Regulatory Capital and Restrictions

Regulatory Capital. FHN is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on FHN's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, specific capital guidelines that involve quantitative measures of assets, liabilities, and certain derivatives as calculated under regulatory accounting practices must be met. Capital amounts and classification are also subject to qualitative judgment by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require FHN to maintain minimum amounts and ratios of Total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets (“Leverage”). Management believes that, as of December 31, 2013, FHN met all capital adequacy requirements to which it was subject.

The actual capital amounts and ratios of FHN and FTBNA are presented in the table below. In addition, FTBNA must also calculate its capital ratios after excluding financial subsidiaries as defined by the Gramm-Leach-Bliley Act of 1999. Based on this calculation, FTBNA's Total Capital, Tier 1 Capital, and Leverage ratios were 16.84 percent, 15.43 percent, and 12.33 percent, respectively, on December 31, 2013, and were 16.76 percent, 14.82 percent, and 12.24 percent, respectively, on December 31, 2012.

	First Horizon National		First Tennessee Bank
	Corporation		National Association
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
On December 31, 2013
Actual:
Total Capital	$3,063,631	16.23%	$3,434,410	18.36%
Tier 1 Capital	2,618,976	13.87	2,991,866	15.99
Leverage	2,618,976	11.04	2,991,866	12.71
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,510,288	8.00	1,496,685	8.00
Tier 1 Capital	755,144	4.00	748,342	4.00
Leverage	949,181	4.00	941,641	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,870,856	10.00
Tier 1 Capital			1,122,514	6.00
Leverage			1,177,051	5.00
On December 31, 2012
Actual:
Total Capital	$3,212,008	15.94%	$3,691,056	18.49%
Tier 1 Capital	2,640,776	13.10	3,122,204	15.64
Leverage	2,640,776	10.63	3,122,204	12.66
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,612,274	8.00	1,597,033	8.00
Tier 1 Capital	806,137	4.00	798,517	4.00
Leverage	994,114	4.00	986,266	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,996,292	10.00
Tier 1 Capital			1,197,775	6.00
Leverage			1,232,833	5.00

Restrictions on cash and due from banks. Under the Federal Reserve Act and Regulation D, FTBNA is required to maintain a certain amount of cash reserves. On December 31, 2013 and 2012, FTBNA's required reserves were $115.2 million and $248.4 million, respectively. At the end of 2013 and 2012, this requirement was met with $137.8 million and $139.4 million in vault cash, respectively, in addition to Federal Reserve Bank deposits. Vault cash is reflected in Cash and due from banks on the Consolidated Statements of Condition and Federal Reserve Bank deposits are reflected as Interest-bearing cash.

Restrictions on dividends. Cash dividends are paid by FHN from its assets, which are mainly provided by dividends from its subsidiaries. Certain regulatory restrictions exist regarding the ability of FTBNA to transfer funds to FHN in the form of cash, dividends, loans, or advances. As of December 31, 2013, FTBNA had undivided profits of $1.0 billion, none of which was available for distribution to FHN as dividends without prior regulatory approval. At any given time, the pertinent portions of those regulatory restrictions allow FTBNA to declare preferred or common dividends without prior regulatory approval in an amount equal to FTBNA's retained net income for the two most recent completed years plus the current year to date. For any period, FTBNA's 'retained net income' generally is equal to FTBNA's regulatory net income reduced by the preferred and common dividends declared by FTBNA. Excess dividends in either of the two most recent completed years may be offset with available retained net income in the two years immediately preceding it. Applying the applicable rules, FTBNA's total amount available for dividends was negative $141.6 million at December 31, 2013 and January 1, 2014. FTBNA applied for and received approval from the OCC to declare and pay a common dividend to the parent company in the amount of $100.0 million in 2012 and $180.0 million in 2013. During 2013, FTBNA applied for and received approval from the OCC to declare and pay dividends on its preferred stock quarterly. Additionally, FTBNA has requested approval from the OCC to declare and pay dividends on its preferred stock outstanding payable in April 2014.

The payment of cash dividends by FHN and FTBNA may also be affected or limited by other factors, such as the requirement to maintain adequate capital above regulatory guidelines and debt covenants. Furthermore, the Federal Reserve and the OCC have issued policy statements generally requiring insured banks and bank holding companies only to pay dividends out of current operating earnings. Consequently, the decision of whether FHN will pay future dividends and the amount of dividends will be affected by current operating results.

Restrictions on intercompany transactions. Under current Federal banking law, banking subsidiaries may not extend credit to any affiliate including the parent company and certain financial subsidiaries in excess of 10 percent of the bank's capital stock and surplus, as defined, or $345.1 million, on December 31, 2013. The equity investment, including retained earnings, in certain of a bank's financial subsidiaries is also treated as a covered transaction. The parent company had covered transactions of $.5 million from FTBNA and the bank's financial subsidiary, FTN Financial Securities Corp., had a total equity investment from FTBNA of $366.9 million on December 31, 2013. Since the equity investment FTBNA has in FTN Financial Securities Corp. exceeds the 10 percent per affiliate limit, FTBNA cannot engage in any additional covered transactions with this affiliate and the banking regulators could require FTBNA to reduce its equity investment so that it is within the limit. In addition, the aggregate amount of covered transactions with all affiliates, as defined, is limited to 20 percent of the bank's capital stock and surplus, as defined, or $690.2 million, on December 31, 2013. FTBNA's total covered transactions with all affiliates including the parent company on December 31, 2013 were $367.5 million.